Indebtedness (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components Of Long-Term Debt

Long-term debt classified as not subject to compromise consisted of (in millions):

	March 31, 2013	December 31, 2012
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%-13.00% at March 31, 2013)	$3,004	$3,297
Enhanced equipment trust certificates (EETC) due through 2025 (rates from 4.00%-10.375% at March 31, 2013)	1,851	1,741
6.00%-8.50% special facility revenue bonds due through 2036	1,314	1,313
7.50% senior secured notes due 2016	1,000	1,000
AAdvantage Miles advance purchase (net of discount of $50 million) (effective rate 8.3%)	733	772
6.25% senior convertible notes due 2014	—	—
9.0%-10.2% debentures due through 2021	—	—
7.88%-10.55% notes due through 2039	—	—

	7,902	8,123
Less current maturities	1,256	1,388

Long-term debt, less current maturities	$6,646	$6,735

Long-term debt classified as not subject to compromise consisted of (in millions):

	December 31, 2012	December 31, 2011
Secured variable and fixed rate indebtedness due through 2023 (effective rates from 1.00%—13.00% at December 31, 2012)	$3,297	$2,952
Enhanced equipment trust certificates due through 2021 (rates from 5.10%—10.375% at December 31, 2012)	1,741	1,942
6.00%—8.50% special facility revenue bonds due through 2036	1,313	1,436
7.50% senior secured notes due 2016	1,000	1,000
AAdvantage Miles advance purchase (net of discount of $53 million) (effective rate 8.3%)	772	890
6.25% senior convertible notes due 2014	—	—
9.0%—10.20% debentures due through 2021	—	—
7.88%—10.55% notes due through 2039	—	—

	8,123	8,220
Less current maturities	1,388	1,518

Long-term debt, less current maturities	$6,735	$6,702

Schedule of Maturities of Long-Term Debt

The Company’s future long-term debt and operating lease payments have changed as its ordered aircraft are delivered and such deliveries have been financed. As of March 31, 2013, maturities of long-term debt (including sinking fund requirements) for the next five years are:

Years Ending December 31 (in millions)	Principal Not Subject to Compromise	Principal Subject to Compromise	Total Principal Amount
Remainder of 2013	$ 1,004	$ 177	$ 1,181
2014	870	612	1,482
2015	768	5	773
2016	1,762	66	1,828
2017	503	42	545

As of December 31, 2012, maturities of long-term debt (including sinking fund requirements) for the next five years are:

Years Ending December 31 (in millions)	Principal Not Subject to Compromise	Principal Subject to Compromise	Total Principal Amount
2013	$ 1,388	$ 177	$ 1,565
2014	857	612	1,469
2015	758	6	764
2016	1,751	66	1,817
2017	492	42	534

Schedule Of Collateral Coverage Tests

Specifically, American is required to meet certain collateral coverage tests on a periodic basis on two financing transactions: (1) 10.5% $450 million Senior Secured Notes due 2012 (the 10.5% Notes) and (2) Senior Secured Notes, as described below:

	10.5% Notes		Senior Secured Notes

Frequency of Appraisals	Semi-Annual (April and October)		Semi-Annual (June and December)

LTV Requirement	43%; failure to meet collateral test requires posting of additional collateral	1.5x Collateral valuation to
amount of debt outstanding
(67% LTV); failure to meet
collateral test results in
American paying 2% additional
interest until the ratio is at least
1.5x; additional collateral can be
			posted to meet this requirement

LTV as of Last Measurement Date	47.5%	%	38.8%

	143 aircraft consisting of:

	Type	# of Aircraft	Generally, certain route authorities, take-off and landing slots, and rights to airport facilities used by American to operate certain services between the U.S. and London Heathrow, Tokyo Narita/Haneda, and China
Collateral Description	MD-80	74
	B757-200	41
	B767-200ER	3
	B767-300ER	25

	TOTAL	143

Specifically, American is required to meet certain collateral coverage tests on a periodic basis on two financing transactions: (1) 10.5% $450 million Senior Secured Notes due 2012 (the 10.5% Notes) and (2) Senior Secured Notes, as described below:

	(1) 10.5% Notes			(2) Senior Secured Notes

Frequency of Appraisals	Semi-Annual (April and October, ending April 2011)			Semi-Annual (June and December)

LTV Requirement	43%; failure to meet collateral test requires posting of additional collateral	1.5x Collateral valuation to
amount of debt outstanding
(67% LTV); failure to meet
collateral test results in
American paying 2% additional
interest until the ratio is at least
1.5x; additional collateral can be
				posted to meet this requirement

LTV as of Last Measurement Date	47.5%		%	38.8%

	143 aircraft consisting of:

	Type	# of Aircraft		Generally, certain route authorities, take-off and landing slots, and rights to airport facilities used by American to operate certain services between the U.S. and London Heathrow, Tokyo Narita/Haneda, and China
Collateral Description	MD-80	74
	B757-200	41
	B767-200ER	3
	B767-300ER	25
	TOTAL	143